Earnings/(loss) per share (Details) - USD ($)	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Numerator:
Net income/(loss) attributable to Xinyuan Real Estate Co., Ltd. shareholders - basic and diluted	$ (17,196,007)	$ 16,538,924
Denominator:
Number of shares outstanding, basic	129,606,854	128,317,210
Stock options	2,207,127	1,816,284
Weighted average number of RSU Stocks	349,420	1,423,997
Number of shares outstanding-diluted	132,163,401	131,557,491
Basic earnings/(loss) per share	$ (0.13)	$ 0.13
Diluted earnings/(loss) per share	$ (0.13)	$ 0.13
Employee Stock Option [Member]
Numerator:
Anti-dilutive shares	180,000	2,126,448